FIDELITY VIP PLUS

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1

ANNUAL REPORT
DECEMBER 31, 2012

This is a copy of the annual report of the separate account in which your Monarch Life Insurance Company variable annuity contract invests.  We take pride in our continued commitment to provide prompt, courteous service to our contract owners.  For inquiries regarding your contract, please call our Annuity Service Center at
1-800-654-0050.

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The investment results presented in this report are historical and are no indication of future performance.

Independent Auditor’s Report

To the Receiver of Monarch Life Insurance Company and Contract Owners of Monarch Life Insurance Company of Separate Account VA1:

In our opinion, the accompanying statement of net assets and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Separate Account VA1, a separate account of Monarch Life Insurance Company (the “Sponsor Company”) at December 31, 2012 and 2011, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Sponsor Company’s management; our responsibility is to express an opinion on these financial statements based on our audits.  We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 and 2011 by correspondence with custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
April 19, 2013

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2012

ASSETS	Cost	Shares	Market Value
Investment in Variable Insurance Products Fund and Fund V:
Investment Grade Bond Portfolio	$46,165	3,599	$46,998
Growth Portfolio	8,501	275	11,559
Total Invested Assets	$54,666		58,557

Net Assets			$58,557

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
STATEMENT OF NET ASSETS AT DECEMBER 31, 2011

ASSETS	Cost	Shares	Market Value
Investment in Variable Insurance Products Fund and Fund V:
Money Market Portfolio	$2,952	2,952	$2,952
Investment Grade Bond Portfolio	44,307	3,456	44,829
Growth Portfolio	10,924	356	13,127
Total Invested Assets	$58,183		60,908

Net Assets			$60,908

MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA1 STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2012

		Money	Investment
		Market	Grade Bond	Growth
	Total	Division	Division	Division
Investment Income:
Dividends	$1,156	$--	$1,086	$70
Expenses:
Risk Charges and Administrative Expenses	(582)	(2)	(463)	(117)
Net Investment Income (Loss)	574	(2)	623	(47)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	734	--	(3)	737
Net Unrealized Gains	1,167	--	312	855
Capital Gain Distributions	1,231	--	1,231	--
Net Gains	3,132	--	1,540	1,592

Net Increase (Decrease) in Net Assets
Resulting from Operations	3,706	(2)	2,163	1,545

Transfers Due to Terminations	(6,057)	(2,950)	6	(3,113)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(6,057)	(2,950)	6	(3,113)

Total Increase (Decrease) in Net Assets	(2,351)	(2,952)	2,169	(1,568)
Net Assets - Beginning of Year	60,908	2,952	44,829	13,127
Net Assets - End of Year	$58,557	$--	$46,998	$11,559

MONARCH LIFE INSURANCE COMPANY SEPARATE ACCOUNT VA1 STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 2011

	Total	Money Market Division	Investment Grade Bond Division	Equity- Income Division	Growth Division	Overseas Division

Investment Income:
Dividends	$1,505	$10	$1,444	$--	$51	$--
Expenses:
Risk Charges and Administrative Expenses	(1,041)	(78)	(434)	(19)	(421)	(89)
Net Investment Income (Loss)	464	(68)	1,010	(19)	(370)	(89)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	10,439	--	(4)	(5,081)	13,753	1,771
Net Unrealized Gains (Losses)	(3,411)	--	494	6,946	(10,243)	(608)
Capital Gain Distributions	1,309	--	1,145	--	141	23
Net Gains	8,337	--	1,635	1,865	3,651	1,186

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,801	(68)	2,645	1,846	3,281	1,097

Transfers Due to Terminations	(201,315)	(51,011)	--	(53,281)	(50,111)	(46,912)

Net Decrease in Net Assets
Resulting from Principal Transactions	(201,315)	(51,011)	--	(53,281)	(50,111)	(46,912)

Total Increase (Decrease) in Net Assets	(192,514)	(51,079)	2,645	(51,435)	(46,830)	(45,815)
Net Assets - Beginning of Year	253,422	54,031	42,184	51,435	59,957	45,815
Net Assets - End of Year	$60,908	$2,952	$44,829	$--	$13,127	$--

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Monarch Life Insurance Company Separate Account VA1 (the Account), is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as, The Fidelity Variable Account II of Monarch Life Insurance Company, a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act) and is currently comprised of three investment divisions.  One investment division of the Account is invested solely in the shares of one corresponding portfolio of the Variable Insurance Products Fund and the remaining two investment divisions are invested solely in the shares of the two corresponding portfolios of the Variable Insurance Products Fund V (the Funds), both are open-end management investment companies registered under the 1940 Act.  The Funds’ investment advisor is Fidelity Management & Research Company.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re).  On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court).  A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994.  Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts.  Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re.  The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the contract owners participating in the Account.

Monarch Life eliminated the Overseas Division from the Account during 2012 and the Equity Income Division from the Account during 2011.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements.  Preparation of financial statements requires the use of estimates made by management.  Actual results may differ from these estimates.  The policies are in conformity with accounting principles generally accepted in the United States of America.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES (continued)

INVESTMENTS:  The investments in shares of the Funds are stated at market value, which is the net asset value per share of the respective portfolios of the Funds each day that the New York Stock Exchange is open.  Investment transactions are accounted for on the date the shares are purchased or sold.  The cost of shares redeemed and realized gains and losses are determined on the first-in, first-out method.  Dividend income and capital gain distributions received from the Funds are reinvested in additional shares of the Funds and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES:  For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company.  Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

FAIR VALUE MEASUREMENT:  At December 31, 2012 and December 31, 2011, all the Account’s recurring fair value measurements, which consist solely of mutual funds and marketable securities, represent Level 1 fair value measurements, which, as defined in Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurements and Disclosures, are quoted prices in active markets for identical securities.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds by the Account for the year ended December 31, 2012 are shown below:

	Purchases	Sales
Money Market Portfolio	$--	$2,953
Investment Grade Bond Portfolio	2,318	457
Growth Portfolio	70	3,229
Totals	$2,388	$6,639

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks and administrative expenses related to the operations of the Account. Monarch Life deducts a daily charge from the assets of the Account to cover these risks.  This charge is, on an annual basis, equal to a rate of 1.0% (0.85% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Account.

NOTE 5-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2012 and 2011, are shown below:
	2012			2011
	Issued	Redeemed	Net Decrease	Issued	Redeemed	Net Decrease
Money Market Division	--	168	(168)	--	2,873	(2,873)
Investment Grade Bond Division	--	--	--	--	--	--
Equity Income Division	--	--	--	--	1,097	(1,097)
Growth Division	--	71	(71)	--	1,117	(1,117)
Overseas Division	--	--	--	--	1,972	(1,972)

NOTE 6-CONTRACT CHARGES

An annual contract maintenance charge of $30 may be assessed annually by Monarch Life during a contract’s accumulation period.

Premium tax may be assessed to a contract.  Premium taxes (if any) vary from state to state, are primarily calculated on premium amounts, and range from 0.5% to 3.0%.

Withdrawal charges may be assessed to a contract if withdrawals are made in excess of certain amounts or are made in certain years.  Withdrawal charges (if any) range from 1% to 5% of the amount withdrawn and the cumulative total of all withdrawal charges is guaranteed never to exceed 5% of a contract’s total purchase payments.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS' ACCUMULATION VALUES

Contract owners' accumulation values for 2012, 2011, 2010, 2009, and 2008 consist of the following:

	At December 31, For the year ended December 31,
2012	Accumulation Units	Accumulation Unit Value	Accumulation Value	Investment Income Ratio*	Expenses as a % of Average Accumulation Value**	Total Return***
Money Market Division	--	$17.46	$--	0.00%	1.00%	(0.85%)
Investment Grade Bond Division	1,371	34.28	46,998	2.35%	1.00%	4.83%
Growth Division	245	47.10	11,557	0.61%	1.00%	13.55%
2011
Money Market Division	168	$17.61	$2,952	0.16%	1.00%	(0.90%)
Investment Grade Bond Division	1,371	32.70	44,829	3.31%	1.00%	6.27%
Growth Division	316	41.48	13,127	0.12%	1.00%	(0.81%)
Overseas Division	--	19.06	--	--	1.00%	(17.99%)
2010
Money Market Division	3,041	$17.77	$54,031	0.18%	1.00%	(0.73%)
Investment Grade Bond Division	1,371	30.77	42,185	3.60%	1.00%	6.73%
Equity Income Division	1,097	46.90	51,432	0.50%	1.00%	14.00%
Growth Division	1,434	41.82	59,959	0.29%	1.00%	22.96%
Overseas Division	1,972	23.24	45,815	1.26%	1.00%	12.00%
2009
Money Market Division	6,768	$17.90	$121,164	0.72%	1.00%	(0.28%)
Investment Grade Bond Division	1,371	28.83	39,523	8.63%	1.00%	14.59%
Equity Income Division	5,421	41.14	223,021	2.37%	1.00%	28.93%
Growth Division	1,434	34.01	48,770	0.46%	1.00%	27.00%
Asset Manager Division	668	33.87	22,619	2.45%	1.00%	27.81%
Overseas Division	2,577	20.75	53,474	2.24%	1.00%	25.30%
2008
Money Market Division	6,768	$17.95	$121,507	2.97%	1.00%	1.99%
Investment Grade Bond Division	1,371	25.16	34,497	4.10%	1.00%	(4.23%)
Equity Income Division	5,421	31.91	172,999	2.60%	1.00%	(43.23%)
Growth Division	1,434	26.78	38,399	0.85%	1.00%	(47.70%)
Asset Manager Division	668	26.50	17,694	2.05%	1.00%	(29.43%)
Overseas Division	2,577	16.56	42,687	2.41%	1.00%	(44.37%)

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA1
NOTES TO FINANCIAL STATEMENTS

NOTE 7-CONTRACT OWNERS’ ACCUMULATION VALUES (Continued)

*These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets.  These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values.  The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values.  Expenses of the underlying investments and any charges made directly to a contract (through the redemption of units) are excluded.

***These ratios represent the total return of the Account’s divisions.  These ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios.  These ratios do not include any contract charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 8-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified.  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  Monarch Life believes, based on assurances from the Funds, that the Account satisfies the current requirements of the regulations.

NOTE 9-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the contracts maintained in the Account.  BCSI is a wholly-owned subsidiary of Monarch Life.

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